BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2012
Accounting Policies [Line Items]
Deferred Offering Costs	$ 0	$ 742,757
Security Deposit	552,698	$ 435,267
Earnest Money Deposits	105,500
Offers Accepted to Purchase Residential Properties, Aggregate Amount	9,047,700
Additional Paid-in Capital [Member]
Accounting Policies [Line Items]
Deferred Offering Costs	$ 1,931,258
Buildings and Improvements [Member] | Minimum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Buildings and Improvements [Member] | Maximum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	27 years 6 months
Incentive Compensation Plan 2012 [Member]
Accounting Policies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			1,650,000
Share-based Compensation Arrangement by Share-based Payment Award, Description	Under the 2012 Plan, options may be granted at an exercise price greater than or equal to the market value at the date of the grant, for owners of 10% or more of the voting shares, at an exercise price of not less than 110% of the market value. Awards are exercisable over a period of time as determined by a committee designated by the Board of Directors, but in no event, longer than ten years.